Investment Securities	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investment Securities	INVESTMENT SECURITIES
Table 47: Investment Securities Summary

	December 31, 2019				December 31, 2018
In millions	Amortized Cost	Unrealized		Fair Value	Amortized Cost	Unrealized		Fair Value
		Gains	Losses			Gains	Losses
Securities Available for Sale
U.S. Treasury and government agencies	$16,150	$382	$(16)	$16,516	$18,104	$133	$(137)	$18,100
Residential mortgage-backed
Agency	35,847	517	(43)	36,321	29,413	104	(524)	28,993
Non-agency	1,515	302	(3)	1,814	1,924	300	(13)	2,211
Commercial mortgage-backed
Agency	3,094	42	(18)	3,118	2,630	13	(66)	2,577
Non-agency	3,352	29	(9)	3,372	2,689	5	(37)	2,657
Asset-backed	5,044	78	(8)	5,114	4,933	59	(20)	4,972
Other	2,788	121	(1)	2,908	3,821	96	(38)	3,879
Total securities available for sale	$67,790	$1,471	$(98)	$69,163	$63,514	$710	$(835)	$63,389
Securities Held to Maturity
U.S. Treasury and government agencies	$776	$56		$832	$758	$28	$(23)	$763
Residential mortgage-backed
Agency	14,419	270	(26)	14,663	15,740	32	(358)	15,414
Non-agency	133	7		140	152	2		154
Commercial mortgage-backed
Agency	59	1		60	143	1	(1)	143
Non-agency	430	4		434	488	1	(1)	488
Asset-backed	52			52	182	1		183
Other	1,792	85	(14)	1,863	1,849	53	(28)	1,874
Total securities held to maturity	$17,661	$423	$(40)	$18,044	$19,312	$118	$(411)	$19,019

The fair value of investment securities is impacted by interest rates, credit spreads, market volatility and liquidity conditions. Net unrealized gains and losses in the securities available for sale portfolio are included in Shareholders’ equity as AOCI unless credit-related. Securities held to maturity are carried at amortized cost. Investment securities at December 31, 2019 included $549 million of net unsettled purchases which represent non-cash investing activity, and accordingly, are not reflected on the Consolidated Statement of Cash Flows. The comparable amount for December 31, 2018 was $430 million.

At December 31, 2019, AOCI included an insignificant amount of pretax gains from derivatives that hedged the purchase of investment securities classified as held to maturity. The gains will be accreted into interest income as an adjustment of yield on the securities.

Table 48 presents gross unrealized losses and fair value of debt securities at December 31, 2019 and 2018. The securities are segregated between investments that have been in a continuous unrealized loss position for less than twelve months and twelve months or more based on the point in time that the fair value declined below the amortized cost basis. The table includes debt securities where a portion of other than temporary impairment (OTTI) has been recognized in AOCI.
Table 48: Gross Unrealized Loss and Fair Value of Debt Securities

	Unrealized loss position less than 12 months		Unrealized loss position 12 months or more		Total
In millions	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value
December 31, 2019
Securities Available for Sale
U.S. Treasury and government agencies	$(14)	$2,451	$(2)	$607	$(16)	$3,058
Residential mortgage-backed
Agency	(6)	2,832	(37)	4,659	(43)	7,491
Non-agency			(3)	102	(3)	102
Commercial mortgage-backed
Agency	(6)	852	(12)	953	(18)	1,805
Non-agency	(4)	1,106	(5)	230	(9)	1,336
Asset-backed	(3)	660	(5)	561	(8)	1,221
Other			(1)	403	(1)	403
Total securities available for sale	$(33)	$7,901	$(65)	$7,515	$(98)	$15,416
Securities Held to Maturity
Residential mortgage-backed - Agency			(26)	2,960	(26)	2,960
Other	(1)	22	(13)	105	(14)	127
Total securities held to maturity	$(1)	$22	$(39)	$3,065	$(40)	$3,087
December 31, 2018
Securities Available for Sale
U.S. Treasury and government agencies	$(21)	$4,125	$(116)	$5,423	$(137)	$9,548
Residential mortgage-backed
Agency	(57)	4,823	(467)	13,830	(524)	18,653
Non-agency	(1)	74	(12)	310	(13)	384
Commercial mortgage-backed
Agency	(1)	65	(65)	1,516	(66)	1,581
Non-agency	(23)	1,809	(14)	498	(37)	2,307
Asset-backed	(11)	2,149	(9)	1,032	(20)	3,181
Other	(12)	868	(26)	1,293	(38)	2,161
Total securities available for sale	$(126)	$13,913	$(709)	$23,902	$(835)	$37,815
Securities Held to Maturity
U.S. Treasury and government agencies			$(23)	$446	$(23)	$446
Residential mortgage-backed - Agency	$(58)	$4,191	(300)	7,921	(358)	12,112
Commercial mortgage-backed
Agency	(1)	88			(1)	88
Non-agency	(1)	152			(1)	152
Other	(2)	75	(26)	123	(28)	198
Total securities held to maturity	$(62)	$4,506	$(349)	$8,490	$(411)	$12,996

Evaluating Investment Securities for Other-than-Temporary Impairment
For the securities in Table 48, as of December 31, 2019 we do not intend to sell and believe we will not be required to sell the securities prior to recovery of the amortized cost basis.
On at least a quarterly basis, we review all debt securities that are in an unrealized loss position for OTTI, as discussed in Note 1 Accounting Policies. For those securities on our Consolidated Balance Sheet at December 31, 2019, where during our quarterly security-level impairment assessments we determined losses represented OTTI, we have recorded cumulative credit losses of $1.1 billion in earnings and accordingly have reduced the amortized cost of our securities.
The majority of these cumulative impairment charges related to non-agency residential mortgage-backed and asset-backed securities rated BB or lower. During 2019, 2018 and 2017, the OTTI credit losses recognized in noninterest income and the OTTI noncredit losses recognized in AOCI on securities were not significant.
Table 49: Gains (Losses) on Sales of Securities Available for Sale

Year ended December 31 In millions	Gross Gains	Gross Losses	Net Gains	Tax Expense
2019	$69	$(21)	$48	$10
2018	$57	$(57)
2017	$38	$(31)	$7	$2

The following table presents, by remaining contractual maturity, the amortized cost, fair value and weighted-average yield of debt securities at December 31, 2019.
Table 50: Contractual Maturity of Securities

December 31, 2019	1 Year or Less	After 1 Year through 5 Years	After 5 Years through 10 Years	After 10 Years	Total
Dollars in millions
Securities Available for Sale
U.S. Treasury and government agencies	$2,198	$10,189	$2,984	$779	$16,150
Residential mortgage-backed
Agency	2	65	1,194	34,586	35,847
Non-agency				1,515	1,515
Commercial mortgage-backed
Agency	8	565	490	2,031	3,094
Non-agency		75	350	2,927	3,352
Asset-backed	8	2,511	1,267	1,258	5,044
Other	337	1,314	486	651	2,788
Total securities available for sale at amortized cost	$2,553	$14,719	$6,771	$43,747	$67,790
Fair value	$2,573	$14,881	$6,924	$44,785	$69,163
Weighted-average yield, GAAP basis	2.94%	2.28%	2.66%	3.19%	2.93%
Securities Held to Maturity
U.S. Treasury and government agencies		$198	$300	$278	$776
Residential mortgage-backed
Agency		55	516	13,848	14,419
Non-agency				133	133
Commercial mortgage-backed
Agency		10		49	59
Non-agency				430	430
Asset-backed		6	19	27	52
Other	$45	785	625	337	1,792
Total securities held to maturity at amortized cost	$45	$1,054	$1,460	$15,102	$17,661
Fair value	$45	$1,089	$1,543	$15,367	$18,044
Weighted-average yield, GAAP basis	3.75%	3.59%	3.53%	3.32%	3.35%

Weighted-average yields are based on amortized cost with effective yields weighted for the contractual maturity of each security. At December 31, 2019, there were no securities of a single issuer, other than the FNMA and FHLMC, that exceeded 10% of Total shareholders’ equity. The FNMA and FHLMC investments had a total amortized cost of $40.5 billion and $7.7 billion and fair value of $41.1 billion and $7.7 billion, respectively.
The following table presents the fair value of securities that have been either pledged to or accepted from others to collateralize outstanding borrowings.
Table 51: Fair Value of Securities Pledged and Accepted as Collateral

In millions	December 31 2019	December 31 2018
Pledged to others	$14,609	$7,597
Accepted from others:
Permitted by contract or custom to sell or repledge (a)	$2,349	$6,905
Permitted amount repledged to others	$360	$923

(a)
Includes $2.0 billion and $6.0 billion in fair value of securities accepted from others to collateralize short-term investments in resale agreements that were not repledged to others at December 31, 2019 and December 31, 2018, respectively.

The securities pledged to others include positions held in our portfolio of investment securities, trading securities, and securities accepted as collateral from others that we are permitted by contract or custom to sell or repledge and were used to secure public and trust deposits and repurchase agreements, as well as for other purposes.